Summary of Significant Accounting Policies (Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Jan. 03, 2016		Sep. 27, 2015	[2]	Jun. 28, 2015	[2]	Mar. 29, 2015		Dec. 28, 2014		Sep. 28, 2014	[3]	Jun. 29, 2014	[3]	Mar. 30, 2014		Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance								$ (323.2)								$ (165.5)		$ (323.2)	$ (165.5)
Other comprehensive loss before reclassifications																		(91.8)	(62.9)
Amounts reclassified from AOCI																		1.8	(94.8)
Other comprehensive income (loss), net of tax	[1]																	(90.0)	(157.7)	$ 107.9
Ending balance		$ (413.2)								$ (323.2)								(413.2)	(323.2)	(165.5)
Loss on cash hedges:
Cost of sales																		1,427.8	1,487.1	1,500.0
Income tax expense (benefit)																		62.7	66.5	39.5
Total		(55.5)	[2]	$ (48.3)		$ (48.3)		(43.7)	[2]	(60.2)	[3]	$ (55.6)		$ (56.1)		(45.8)	[3]
Foreign Currency Translation
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance								(90.6)								(32.4)		(90.6)	(32.4)
Other comprehensive loss before reclassifications																		(83.6)	(58.2)
Amounts reclassified from AOCI																		0.0	0.0
Other comprehensive income (loss), net of tax																		(83.6)	(58.2)
Ending balance		(174.2)								(90.6)								(174.2)	(90.6)	(32.4)
Cash Flow Hedges and other
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance								(5.3)								(3.3)		(5.3)	(3.3)
Other comprehensive loss before reclassifications																		(8.2)	(4.7)
Amounts reclassified from AOCI																		6.8	2.7
Other comprehensive income (loss), net of tax																		(1.4)	(2.0)
Ending balance		(6.7)								(5.3)								(6.7)	(5.3)	(3.3)
Cash Flow Hedges and other | Reclassification out of Accumulated Other Comprehensive Income
Loss on cash hedges:
Cost of sales																		9.1	3.6
Income tax expense (benefit)																		(2.3)	(0.9)
Total																		6.8	2.7
Pension and Postretirement Benefits
Accumulated Other Comprehensive Income (Loss) [Roll Forward]
Beginning balance								$ (227.3)								$ (129.8)		(227.3)	(129.8)
Other comprehensive loss before reclassifications																		0.0	0.0
Amounts reclassified from AOCI																		(5.0)	(97.5)
Other comprehensive income (loss), net of tax																		(5.0)	(97.5)
Ending balance		$ (232.3)								$ (227.3)								(232.3)	(227.3)	$ (129.8)
Pension and Postretirement Benefits | Reclassification out of Accumulated Other Comprehensive Income
Loss on cash hedges:
Income tax expense (benefit)																		3.0	56.2
Amortization of defined benefit pension and postretirement plan items:
Amortization prior service cost																		(6.0)	(4.6)
Amortization of net actuarial loss																		34.0	24.6
Pension adjustments																		(36.0)	(173.7)
Total before tax																		(8.0)	(153.7)
Net of tax																		$ (5.0)	$ (97.5)

[1]	Net of income tax benefit of $3.5 million in 2015, income tax expense of $22.6 million for 2014 and income tax benefit of $81.1 million for 2013.
[2]	Fiscal year 2015 was a 371 year, each quarter contained 91 weeks except the fourth quarter which contained 98 weeks.
[3]	Fiscal year 2014 was a P364D-week year, each quarter contained P91D weeks.